Summary Prospectus	AZL® MVP Invesco Equity and Income Fund

April 25, 2016

AZL® MVP Invesco Equity and Income Fund

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (“SAI”) and other information about the Fund online at www.allianzlife.com/azlfunds. You can also get this information at no cost by calling 1-800-624-0197 or by sending an email request to variableannuity@send.allianzlife.com. The Fund’s Prospectus and SAI, both dated April 25, 2016, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Fund seeks the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.

Fees and Expenses

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses(1)	1.00%

Total Annual Fund Operating Expenses	1.13%

(1)	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table of the prospectus.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$359	$622	$1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP Invesco Equity and Income Fund

Investments, Risks, and Performance

Principal Investment Strategies of the Fund

The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL Invesco Equity and Income Fund (the “Underlying Fund”), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and income securities; for this purpose, “equity and income securities” includes instruments, such as futures and options, that have economic characteristics similar to equity and income securities.

The Fund’s MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility. During periods of extreme market volatility, the MVP process could result in equity exposure that is much lower than 10%.

The Manager will implement the Fund’s MVP risk management process using futures. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets. The Manager seeks to maintain an annualized volatility level for the Fund at or below 12% over a typical business cycle (i.e., over a period of a year or more). The actual or realized volatility for short-term or long-term periods of time will be dependent on the market environment and may be significantly higher in the event that the strategy is unsuccessful. The MVP process is employed when normal market conditions, as defined by the Manager, do not exist.

Under normal market conditions, the Manager generally will allocate approximately 80%-100% of the Fund’s assets to the Underlying Fund and up to 20% of the Fund’s assets to the MVP process. The Manager may allocate the Fund’s assets outside of the target ranges specified here when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes.

The Underlying Fund invests, under normal market conditions, at least 65% of its total assets in income-producing equity securities. The subadviser seeks to achieve the Underlying Fund’s investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment-grade quality debt securities. Under normal market conditions, the Underlying Fund invests at least 80% of its net assets in equity and income securities.

The Underlying Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Underlying Fund’s subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Underlying Fund’s subadviser of the income or growth potential of such securities materially change.

The Underlying Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Underlying Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

Principal Risks of Investing in the Fund

The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager’s decision regarding how the Fund’s assets should be allocated among the various underlying investment options. The Manager’s decisions about the allocation of the Fund’s assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results. The Fund, as a shareholder of the underlying fund, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying fund.

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP Invesco Equity and Income Fund

The Fund invests primarily in the AZL Invesco Equity and Income Fund and is subject to risks associated with that investment: market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser’s investment decisions will not produce the desired result; value stocks risk, which is the risk that value stocks may lose favor with investors or that their valuations may not improve as anticipated; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund’s earnings; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged; mortgage-related and other asset-backed risk, which involves risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages or other assets that backs the security; income risk, which is the risk that falling interest rates may cause the Fund’s income to decline; call risk, which is the risk that, if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; industry sector risk, which is the risk that investing in a single industry or sector, or concentrating investments in a limited number of industries or sectors, tends to increase the risk that economic, political, or regulatory developments affecting certain industries or sectors will have a large impact on the value of the Fund’s portfolio; interest rate risk, which is the risk when debt securities held by the Fund may decline in value due to rising interest rates; preferred securities risk, which is the risk associated with investing in preferred securities, and may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time; and real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions.

Because the Fund may utilize futures pursuant to its MVP risk management process and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Barclays U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Balanced Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP Invesco Equity and Income Fund

Performance Bar Chart and Table

Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)

Highest (Q1, 2013)	9.29%
Lowest (Q3, 2015)	-6.11%

Average Annual Total Returns

	One Year Ended December 31, 2015	Since Inception (1/10/12)
AZL® MVP Invesco Equity and Income Fund	-3.21%	9.13%
S&P 500 Index*	1.38%	14.66%
Barclays U.S. Aggregate Bond Index*	0.55%	2.16%
Balanced Composite Index*	1.20%	9.67%

*	Reflects no deduction for fees, expenses, or taxes.

Management

Allianz Investment Management LLC (the “Manager”) serves as the investment adviser to the Fund.

The Fund’s portfolio managers are: Brian Muench, president of the Manager and portfolio manager, since January 2012; and Mark Glad, portfolio manager, since April 2013.

Tax Information

Shares of the Funds are sold exclusively to the separate accounts of certain insurance companies in connection with particular variable annuity and variable life insurance contracts (the “Contracts”). Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in the Contract. You should refer to your Contract prospectus for further information regarding the tax treatment of the Contract and the separate accounts in which the Contract is invested.

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP Invesco Equity and Income Fund

Financial Intermediary Compensation

Shares of the Funds are sold exclusively to certain insurance companies in connection with particular Contracts. The Trust and its related companies may pay such insurance companies (or their related companies) for the sale of shares of the Funds and related services. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) that sell the Contracts for the sale of shares of the Funds and related services. When received by an insurance company, such payments may be a factor that the insurance companies consider in including a Fund as an investment option in the Contracts. The prospectus or other disclosures relating to a Contract may contain additional information about these payments. When received by a broker-dealer or other intermediary, such payments may create a conflict of interest by influencing the broker-dealer or other intermediary and salespersons to recommend the Fund over other mutual funds available as investment options in the Contracts. Ask the salesperson or visit the financial intermediary’s website for more information.

The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP Invesco Equity and Income Fund

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The Allianz Variable Insurance Products Fund of Funds Trust

Summary Prospectus	AZL® MVP Invesco Equity and Income Fund

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The Allianz Variable Insurance Products Fund of Funds Trust

The Allianz Variable Insurance Products Fund of Funds Trust